Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of lease expenses

	For the Year Ended December 31,
	2020	2021	2022
Lease cost
Finance lease cost:
Amortization of assets	15,346	12,122	—
Interest of lease liabilities	21,851	19,322	—
Operating lease cost	176,788	367,375	698,280
Short‑term lease cost	4,937	15,559	54,683
Total	218,922	414,378	752,963

Supplemental cash flows information related to leases

	For the Year Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	126,418	346,757	610,490
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	896,804	1,120,392	2,071,200

Supplemental balance sheet information related to operating leases

	As of December 31,
	2021	2022
Operating Leases
Land use rights, net	289,810	1,010,640
Operating lease right-of-use assets, net (excluding land use rights)	1,771,682	2,528,271
Total operating lease assets	2,061,492	3,538,911
Operating lease liabilities, current	473,245	696,454
Operating lease liabilities, non-current	1,369,825	1,946,367
Total operating lease liabilities	1,843,070	2,642,821

Schedule of weighted-average remaining lease term and discount rate

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Land use rights	47 years	49 years
Operating leases	8 years	7 years
Weighted-average discount rate
Land use rights	—	—
Operating leases	5.8%	5.8%

Schedule of maturities of operating lease liabilities

As of December 31, 2022
Operating leases
2023	824,247
2024	584,377
2025	377,332
2026	263,142
2027	195,680
Thereafter	965,491
Total undiscounted lease payments	3,210,269
Less: imputed interest	(567,448)
Total lease liabilities	2,642,821